SUBSEQUENT EVENTS (Details Narrative) - shares	Apr. 17, 2025	Aug. 27, 2024	Aug. 16, 2024	Mar. 27, 2024	Mar. 15, 2024	May 15, 2025	Apr. 25, 2025	Apr. 22, 2025	Apr. 21, 2025	Mar. 31, 2025	Feb. 07, 2025	Jan. 04, 2024
IfrsStatementLineItems [Line Items]
Reverse stock split	one (1) for five hundreds (500) reverse stock split	1:17 reverse stock split	one (1) for seventeen (17) reverse stock split	1:190 reverse stock split	one (1) for one hundred ninety (190) reverse stock split
Subordinate voting shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued										2,926,526
Subordinate voting shares [member] | Post reverse split [member]
IfrsStatementLineItems [Line Items]
Number of shares issued												6
Directors and consultants [member] | Subordinate voting shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued											188,000
Directors and consultants [member] | Subordinate voting shares [member] | Post reverse split [member]
IfrsStatementLineItems [Line Items]
Number of shares issued											376
Events occurring after reporting date [member]
IfrsStatementLineItems [Line Items]
Reverse stock split	one (1) for five hundreds (500) reverse stock split
Events occurring after reporting date [member] | Directors [member] | Subordinate voting shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued									7,710
Events occurring after reporting date [member] | Directors [member] | Subordinate voting shares [member] | Post reverse split [member]
IfrsStatementLineItems [Line Items]
Number of shares issued									15
Events occurring after reporting date [member] | Chief Executive Officer [Member] | Subordinate voting shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued								70,073
Events occurring after reporting date [member] | Directors and consultants [member] | Subordinate voting shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued							131,800
Events occurring after reporting date [member] | Pre funded warrants and Series B warrants [member] | Subordinate voting shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued						652,768